Income Taxes - Schedule of Reconciliations of the Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliations of the Statutory Income Tax Rate [Abstract]
United States income tax rate	21.00%	21.00%	21.00%
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	0.00%	0.00%	8.50%
Effect of additional deduction on R&D expense and salary for disabled workers	0.00%	0.00%	0.00%
Effect of expenses not deductible for tax purposes	0.00%	0.00%	(17.41%)
Valuation allowance recognized with respect to the loss in subsidiaries	(37.50%)	(37.50%)	(28.59%)
Other	0.00%	0.00%	0.00%
Total